General information and significant accounting policies - Narrative (Details)						1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($) $ / shares shares	Jul. 01, 2019 USD ($)	Jan. 18, 2019	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)	Mar. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) class vessel $ / shares shares	Dec. 31, 2019 USD ($) vessel $ / shares shares	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	May 31, 2018 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities				$ 50,700,000					$ 632,474,000			$ 1,600,000
Financial liabilities at FVTPL									$ 0
Number of bareboat chartered-in vessels one year				3
Number of bareboat chartered-in vessels									26
Useful life vessel									25 years
Lubricating oil consumption									$ 9,800,000	$ 10,300,000	$ 9,300,000
Number of vessels | vessel									19	19
Accumulated deficit									$ (304,922,000)	$ (399,046,000)
Number of vessel classes | class									4
Borrowings interest rate												4.03%
Average time charter rate period used to establish growth rate									3 years
Growth rate in freight rates									2.34%
Discount rate used									7.24%
Impairment of goodwill and vessels									$ 16,846,000	0	0
Number of vessels value in use calculation performed | vessel									7
Proceeds From (Repayments) Of Borrowings For Convertible Notes Excluding Debt Issue Costs, Classified As Financing Activities									$ (46,737,000)	(145,000,000)	0
Number of vessels under construction									0
Shares issued as consideration for the Trafigura Transaction										132,614,000
Vessel operating and expenses and drydock costs recent forecast period									3 years
Purchase of treasury shares									$ 13,115,000	1,000	23,240,000
(Gain) / Loss on repurchase / exchange of Convertible Notes									(1,013,000)	0	$ 17,838,000
Adoption of IFRS 15 impact on balance sheet										0
Adoption of IFRS 15 impact on cash flow										0
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption					$ 4,000					(2,249,000)
Goodwill									8,900,000	11,539,000
Accumulated deficit
Disclosure of detailed information about property, plant and equipment [line items]
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption					$ 4,000					$ (2,249,000)
Convertible Senior Notes Due 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Aggregate principal amount notes issued							$ 15,000,000.0	$ 52,300,000						$ 188,500,000	$ 360,000,000.0	$ 360,000,000.0
Borrowings outstanding before debt exchange							348,500,000
Proceeds From (Repayments) Of Borrowings For Convertible Notes Excluding Debt Issue Costs, Classified As Financing Activities		$ 142,700,000					142,700,000
(Gain) / Loss on repurchase / exchange of Convertible Notes									$ (17,800,000)
Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Aggregate principal amount notes issued							$ 15,000,000.0	47,700,000						$ 188,500,000
Borrowings interest rate										3.00%
Proceeds From (Repayments) Of Borrowings For Convertible Notes Excluding Debt Issue Costs, Classified As Financing Activities								46,700,000
Average price per note								894.12
Gain (loss) on repurchase of Convertible Notes								$ 1,000,000.0
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities				$ 48,500,000
Number of vessels | vessel									135	134
Average scrap market rates period									4 years
Average time charter rate period used to establish growth rate									3 years
Growth rate in freight rates									2.34%	2.39%
Discount rate used									7.24%	7.41%
Number Of Ships With Fair Value More Than Carrying Value | vessel									7	68
Number of vessels with fair value less than carrying value | vessel									121	56
Impairment of goodwill and vessels										$ 0
Estimated useful lives									25 years
Vessels [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance									60 months
Vessels [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance									30 months
Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel									135
Handymax [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel									18
MR [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels with fair value less than carrying value | vessel									13
Impairment of goodwill and vessels									$ 14,200,000
MR [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel									63
LR1 [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel									12
LR2 [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel									42
One MR | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels with fair value less than carrying value | vessel									1
One MR | Vessels [member] | Recoverable amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of goodwill and vessels									$ 27,000,000.0
Four MR 's | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels with fair value less than carrying value | vessel									4
Impairment of goodwill and vessels									$ 29,000,000.0
Three MR's | Vessels [member] | Recoverable amount
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels with fair value less than carrying value | vessel									3
Impairment of goodwill and vessels									$ 34,000,000.0
Five MR's | Vessels [member] | Recoverable amount
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels with fair value less than carrying value | vessel									5
Impairment of goodwill and vessels									$ 35,000,000.0
Common stock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reverse stock split of common shares			0.10
Number of shares outstanding (in shares) | shares									58,093,147	58,202,400
Common stock, shares issued (in shares) | shares									58,093,147	58,202,400
Common stock [Member] | 2015 Securities Repurchase Program [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of treasury shares										$ 13,100,000
Common stock, par value (in dollars per share) | $ / shares									$ 11.18	$ 17.10
NPTI September Closing [Member] | LR1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Goodwill									$ 2,600,000
NPTI September Closing [Member] | LR2 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Goodwill									$ 8,900,000
Trafigura transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction	4
Consideration paid (received)	$ 803,000,000
Vessel under construction [Member] | Trafigura transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Obligations under the Agreements	$ 138,800,000												$ 138,800,000
Common stock, shares issued (in shares) | shares	591,254
Number of vessels under construction	4
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Shares issued as consideration for the Trafigura Transaction	$ 17,100,000
Leasehold interest [Member] | Trafigura transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	19
Bareboat chartered-in product tankers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities						$ 24,200,000
Number of bareboat chartered-in vessels one year						3
Number of bareboat chartered-in vessels | vessel										7